united states
securities and exchange commission

Washington, D.C. 20549

form n-csr

certified shareholder report of registered
management investment COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC        225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Blue Current Global Dividend Fund

Institutional Class (BCGDX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Blue Current Global Dividend Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://bluecurrentfunds.com/resources/. You can also request this information by contacting us at (800) 514-3583. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.01%

How did the Fund perform during the reporting period?

   The Fund’s global mandate supports our team’s flexibility to invest in the best companies located across developed markets, enabling the Fund to capture the momentum in U.S. markets in 2024 but also the rotation to international equities in the early months of 2025. The Fund’s European equities led performance in the recent quarter, specifically we were positioned to take advantage of several themes, including the recognition that Europe has underinvested in its national security and that spending across the continent would spur inflation and higher interest rates. These trends benefitted the portfolio’s investments in aerospace and defense companies and international banks that derive the majority of their profits from interest income. As a result, the industrials sector, which includes the aerospace and defense subsector, was the largest contributor during the quarter. This performance was followed by the financials and consumer staples sectors, the latter being a safe haven for investors looking to avoid cyclical exposure.

   Within the U.S., layoffs at the federal level via the Department of Government Efficiency (DOGE) combined with the early signs of consumer fatigue across the lower income bands, has raised concerns that the growth engine of the U.S. economy is weakening. As a result, the consumer discretionary sector underperformed during the quarter. We have limited exposure to the consumer, but the sector was an overall detractor during the quarter for the Fund. Energy and health care were neutral to portfolio returns over the quarter.

   We have trimmed our exposure to technology stocks, but the technology sector still maintained an average weight of 12.3% of the portfolio over the reporting period. Short-term valuations are elevated, especially for AI/cloud-themed stocks, but we believe the investment cycle is still in its early stages and more durable than the recent price decline would suggest. We are likely to be adding exposure to companies that meet our investment criteria which emphasizes dividend growth and yield.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Blue Current Global Dividend Fund - Institutional Class - $224,992
MSCI World High Dividend Yield Index - $191,981
MSCI World Index - $255,248
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Feb-2015
Feb-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025

	Blue Current Global Dividend Fund - Institutional Class	MSCI World High Dividend Yield Index	MSCI World Index
Feb-2015	$100,000	$100,000	$100,000
Feb-2016	$92,972	$91,441	$88,998
Feb-2017	$108,986	$107,365	$107,921
Feb-2018	$122,376	$119,728	$126,654
Feb-2019	$120,754	$122,317	$127,195
Feb-2020	$120,351	$122,193	$133,091
Feb-2021	$149,783	$138,187	$172,145
Feb-2022	$167,623	$156,906	$190,642
Feb-2023	$163,786	$151,596	$176,661
Feb-2024	$189,518	$168,754	$220,753
Feb-2025	$224,992	$191,981	$255,248

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Current Global Dividend Fund - Institutional Class	18.72%	13.33%	8.45%
MSCI World High Dividend Yield Index	13.76%	9.46%	6.74%
MSCI World Index	15.63%	13.91%	9.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 514-3583 or visit https://bluecurrentfunds.com/ for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
24.4%
Consumer Staples
21.3%
Technology
13.8%
Industrials
13.8%
Health Care
8.5%
Energy
7.2%
Consumer Discretionary
4.4%
Communications
3.7%
Money Market Funds
2.9%

Value	Value
Money Market Funds	2.9%
Communications	3.7%
Consumer Discretionary	4.4%
Energy	7.2%
Health Care	8.5%
Industrials	13.8%
Technology	13.8%
Consumer Staples	21.3%
Financials	24.4%

Fund Statistics

  Net Assets$77,312,886
  Number of Portfolio Holdings36
  Advisory Fee (net of waivers)$218,433
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.1%
Money Market Funds	2.9%

Country Weighting (% of net assets)

United States
49.1%
United Kingdom
14.6%
France
11.6%
Japan
6.3%
Singapore
4.6%
Germany
3.0%
Canada
2.9%
Netherlands
2.9%
Taiwan Province of China
2.1%

Value	Value
Taiwan Province of China	2.1%
Netherlands	2.9%
Canada	2.9%
Germany	3.0%
Singapore	4.6%
Japan	6.3%
France	11.6%
United Kingdom	14.6%
United States	49.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RTX Corporation	4.5%
Targa Resources Corporation	4.3%
Morgan Stanley	3.8%
Thales S.A.	3.6%
Walmart, Inc.	3.5%
Coca-Cola Company (The)	3.5%
Hitachi Ltd. - ADR	3.4%
JPMorgan Chase & Company	3.3%
Coca-Cola Europacific Partners plc	3.2%
Johnson & Johnson	3.1%

Material Fund Changes

SCS Capital Management LLC (the "Advisor") became advisor to the Fund on February 1, 2025. A new advisory agreement with the Advisor was submitted to shareholders for approval at a special meeting to be held on May 15, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://bluecurrentfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Blue Current Global Dividend Fund - Institutional Class (BCGDX)

Semi-Annual Shareholder Report - February 28, 2025

TSR-SAR 022825-BCGDX

Marshfield Concentrated Opportunity Fund

(MRFOX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Marshfield Concentrated Opportunity Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://marshfieldfunds.com/fund-documents/. You can also request this information by contacting us at (855) 691-5288.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Marshfield Concentrated Opportunity Fund	$50	0.99%

How did the Fund perform during the reporting period?

We invest with the goal of outperforming, not belonging. We eschew the current darlings of the stock market in favor of our own independent assessment of what makes for a good company and a good price at which to buy it. Our strategy and discipline involve a high degree of patience and the willingness to either hold or deploy cash, respectively, even as the market surges ahead or plunges. We sell when we believe a stock is trading for well more than it is worth, regardless of how much we may like the business. And we buy when a company we like is selling for an attractive price even as the market has distanced itself from the name. In other words, we place no weight on what other market participants are buying, selling, or holding.

For the six months ended February 28, 2025, the Fund returned 5.50% as compared to the S&P 500®’s 6.11%. While we always seek to outperform, we are not surprised by this result given our historic pattern of performance. During times of robust performance by the market, our price discipline keeps us from finding good but inexpensive stocks, while at the same time offering us the opportunity to sell some of our existing holdings, thereby adding to our cash position. Try as we might, we can discern no consistent theme across our portfolio over these six months. Some retail stocks performed well, some more poorly, though both groups demonstrated fine real-world results. One insurance stock had strong performance and the other weak, though we were pleased with the actual business results of both companies, including their respective growth in book value per share. Share price for our two payments companies excelled, while shares of our homebuilder, perhaps because of steep mortgage rates, performed relatively poorly even though the company delivered good operating results for its shareholders. The only consistency these past six months thus seems to have been inconsistency. We continue, however, to be consistent in our own confidence in our holdings, in their underlying businesses, and in the managements tasked with executing on their strategic initiatives.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$45,000
$35,000
$25,000
$15,000
$5,000
Dec-2015
Feb-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Marshfield Concentrated Opportunity Fund - $40,543
S&P 500® Index - $33,710

	Marshfield Concentrated Opportunity Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Feb-2016	$9,350	$9,335
Feb-2017	$12,101	$11,666
Feb-2018	$14,497	$13,661
Feb-2019	$16,609	$14,300
Feb-2020	$18,677	$15,472
Feb-2021	$23,322	$20,313
Feb-2022	$25,275	$23,642
Feb-2023	$28,724	$21,824
Feb-2024	$36,197	$28,470
Feb-2025	$40,543	$33,710

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 29, 2015)
Marshfield Concentrated Opportunity Fund	12.01%	16.77%	16.50%
S&P 500® Index	18.41%	16.85%	14.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (855) 691-5288 or visit https://marshfieldfunds.com/fund-facts/ for updated performance information.

Fund Statistics

  Net Assets$1,110,568,386
  Number of Portfolio Holdings18
  Advisory Fee (net of waivers)$4,363,364
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	72.2%
Money Market Funds	27.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market
27.7%
Retail Trade
26.9%
Finance and Insurance
17.8%
Manufacturing
5.9%
Accommodation and Food Services
4.8%
Administrative and Support and Waste Management and Remediation Services
3.7%
Transportation and Warehousing
3.1%
Information
2.6%
Wholesale Trade
2.5%
Construction
2.4%
Educational Services
2.2%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Educational Services	2.2%
Construction	2.4%
Wholesale Trade	2.5%
Information	2.6%
Transportation and Warehousing	3.1%
Administrative and Support and Waste Management and Remediation Services	3.7%
Accommodation and Food Services	4.8%
Manufacturing	5.9%
Finance and Insurance	17.8%
Retail Trade	26.9%
Money Market	27.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
AutoZone, Inc.	9.5%
Ross Stores, Inc.	8.2%
O'Reilly Automotive, Inc.	7.0%
Cummins, Inc.	5.9%
Mastercard, Inc. - Class A	5.2%
Visa, Inc. - Class A	5.1%
Domino's Pizza, Inc.	4.8%
Arch Capital Group Ltd.	3.8%
Moody's Corporation	3.7%
Progressive Corporation (The)	3.7%

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.

Marshfield Concentrated Opportunity Fund (MRFOX)

Semi-Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://marshfieldfunds.com/fund-documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-MRFOX

Meehan Focus Fund

(MEFOX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Meehan Focus Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.meehanmutualfunds.com. You can also request this information by contacting us at (866) 884-5968. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meehan Focus Fund	$51	1.00%

How did the Fund perform during the reporting period?

For the 6 months ended February 28, 2025, the Fund returned 4.12%, underperforming the 6.11% return of its primary benchmark, the S&P 500® Index. Economic conditions remained solid as continued low unemployment and wage growth buoyed consumer spending and positive economic activity. However, the market experienced bouts of volatility related to the U.S. Presidential election and the resulting potential adjustments in economic policy.

The Fund saw strong performance across multiple sectors over the past six months. Global technology company Broadcom, Inc. and specialty retailer Williams-Sonoma, Inc. were the largest contributors to the Fund’s performance as both companies reported better-than-expected earnings results during the reporting period. Several Fund holdings in the financial services sector, namely Charles Schwab Corporation, Visa, Inc., Berkshire Hathaway, Inc. - Class B and Blackstone, Inc., also contributed substantially to performance over the past six months.

Homebuilder Lennar Corporation - Class A was a significant drag on the Fund’s performance as stubbornly high mortgage rates and affordability issues continue to hamper the housing industry. Semiconductor tools manufacturer Applied Materials, Inc.  and industrial rental company United Rentals, Inc. also detracted from performance during the reporting period; however both holdings can be volatile over the short term and have generated strong returns for the Fund over the long term.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Feb-2015
Feb-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Meehan Focus Fund - $32,025
S&P 500® Index - $33,877
S&P 500® Value Index - $26,600

	Meehan Focus Fund	S&P 500® Index	S&P 500® Value Index
Feb-2015	$10,000	$10,000	$10,000
Feb-2016	$8,403	$9,381	$9,190
Feb-2017	$10,404	$11,724	$11,793
Feb-2018	$12,133	$13,729	$12,810
Feb-2019	$12,199	$14,371	$13,153
Feb-2020	$13,202	$15,549	$13,772
Feb-2021	$18,441	$20,414	$16,516
Feb-2022	$21,882	$23,759	$19,188
Feb-2023	$20,022	$21,932	$19,471
Feb-2024	$27,671	$28,611	$23,693
Feb-2025	$32,025	$33,877	$26,600

Average Annual Total Returns

	1 Year	5 Years	10 Years
Meehan Focus Fund	15.74%	19.39%	12.34%
S&P 500® Index	18.41%	16.85%	12.98%
S&P 500® Value Index	12.27%	14.07%	10.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$154,487,322
  Number of Portfolio Holdings26
  Advisory Fee (net of waivers)$584,818
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Money Market Funds	4.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
34.8%
Consumer Discretionary
16.4%
Financials
14.7%
Industrials
11.1%
Health Care
7.8%
Communications
6.7%
Money Market
4.2%
Energy
2.3%
Real Estate
2.0%

Value	Value
Real Estate	2.0%
Energy	2.3%
Money Market	4.2%
Communications	6.7%
Health Care	7.8%
Industrials	11.1%
Financials	14.7%
Consumer Discretionary	16.4%
Technology	34.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	8.7%
Berkshire Hathaway, Inc. - Class B	8.2%
Broadcom, Inc.	7.8%
Microsoft Corporation	7.7%
Alphabet, Inc. - Classes A & C	6.7%
United Rentals, Inc.	6.6%
Lowe's Companies, Inc.	6.4%
Amazon.com, Inc.	5.7%
Vertex Pharmaceuticals, Inc.	4.6%
NVIDIA Corporation	4.4%

Material Fund Changes

Effective October 3, 2024, Paul P. Meehan become the Fund's sole portfolio manager; no changes were made to the Fund's investment objectives or strategies.

Meehan Focus Fund (MEFOX)

Semi-Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.meehanmutualfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-MEFOX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

BLUE CURRENT GLOBAL DIVIDEND FUND

INSTITUTIONAL CLASS (BCGDX)

SEMI-ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

February 28, 2025

(Unaudited)

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

COMMON STOCKS — 97.1%	Shares	Value
Communications — 3.7%
Internet Media & Services — 2.1%
Meta Platforms, Inc. - Class A	2,400	$1,603,680

Telecommunications — 1.6%
Singapore Telecommunications Ltd.	500,000	1,261,593

Consumer Discretionary — 4.4%
Apparel & Textile Products — 2.1%
LVMH Moet Hennessy Louis Vuitton SE - ADR	11,000	1,580,480

Retail - Discretionary — 2.3%
Dick’s Sporting Goods, Inc.	8,000	1,800,800

Consumer Staples — 21.3%
Beverages — 6.7%
Coca-Cola Company (The)	37,635	2,679,988
Coca-Cola Europacific Partners plc	28,730	2,478,250
		5,158,238
Food — 3.0%
Danone S.A.	32,500	2,319,409

Household Products — 5.3%
Procter & Gamble Company (The)	11,200	1,947,008
Unilever plc - ADR	38,200	2,162,120
		4,109,128
Retail - Consumer Staples — 6.3%
Koninklijke Ahold Delhaize N.V.	62,700	2,210,628
Walmart, Inc.	27,350	2,696,984
		4,907,612
Energy — 7.2%
Oil & Gas Producers — 7.2%
Shell plc - ADR	33,380	2,251,815
Targa Resources Corporation	16,560	3,340,483
		5,592,298
Financials — 24.4%
Banking — 17.6%
BNP Paribas S.A.	30,900	2,341,661
DBS Group Holdings Ltd. - ADR	16,794	2,293,557
JPMorgan Chase & Company	9,611	2,543,551
Mitsubishi UFJ Financial Group, Inc. - ADR	177,000	2,253,210
National Bank of Canada	26,600	2,214,858

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.1% (Continued)	Shares	Value
Financials — 24.4% (Continued)
Banking — 17.6% (Continued)
Truist Financial Corporation	43,000	$1,993,050
		13,639,887
Institutional Financial Services — 3.8%
Morgan Stanley	21,900	2,915,109

Insurance — 3.0%
Allianz SE	4,200	1,438,368
Allianz SE - ADR	26,000	889,200
		2,327,568
Health Care — 8.5%
Biotech & Pharma — 6.1%
AstraZeneca plc - ADR	30,800	2,347,268
Johnson & Johnson	14,462	2,386,519
		4,733,787
Health Care Facilities & Services — 2.4%
HCA Healthcare, Inc.	6,025	1,845,458

Industrials — 13.8%
Aerospace & Defense — 8.1%
RTX Corporation	26,295	3,496,972
Thales S.A.	13,600	2,738,498
		6,235,470
Diversified Industrials — 3.4%
Hitachi Ltd. - ADR	105,000	2,641,800

Transportation & Logistics — 2.3%
Norfolk Southern Corporation	7,100	1,744,825

Technology — 13.8%
Semiconductors — 7.1%
Broadcom, Inc.	11,150	2,223,644
QUALCOMM, Inc.	10,384	1,632,053
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9,000	1,624,770
		5,480,467

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.1% (Continued)	Shares	Value
Technology — 13.8% (Continued)
Software — 2.8%
Microsoft Corporation	5,420	$2,151,686

Technology Hardware — 1.2%
Dell Technologies, Inc. - Class C	9,500	976,220

Technology Services — 2.7%
RELX plc - ADR	43,000	2,079,910

Total Common Stocks (Cost $50,165,027)		$75,105,425

MONEY MARKET FUNDS — 2.9%	Shares	Value
First American Government Obligations Fund - Class Z, 4.25%(a) (Cost $2,218,012)	2,218,012	$2,218,012

Investments at Value — 100.0% (Cost $52,383,039)		$77,323,437

Liabilities in Excess of Other Assets — (0.0%)(b)		(10,551)

Net Assets — 100.0%		$77,312,886

ADR - American Depositary Receipt

N.V - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	The rate shown is the 7-day effective yield as of February 28, 2025.

(n)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

February 28, 2025 (Unaudited)

Country	Value	% of Net Assets
United States	$37,978,030	49.1%
United Kingdom	11,319,363	14.6%
France	8,980,048	11.6%
Japan	4,895,010	6.3%
Singapore	3,555,150	4.6%
Germany	2,327,568	3.0%
Canada	2,214,858	2.9%
Netherlands	2,210,628	2.9%
Taiwan Province of China	1,624,770	2.1%
	$75,105,425	97.1%

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2025 (Unaudited)

ASSETS
Investments in securities:
At cost	$52,383,039
At value (Note 2)	$77,323,437
Receivable for capital shares sold	54,720
Dividends receivable	145,390
Tax reclaims receivable	87,562
Other assets	21,507
Total assets	77,632,616

LIABILITIES
Payable for capital shares redeemed	240,827
Payable to Adviser (Note 4)	34,773
Payable to administrator (Note 4)	26,563
Other accrued expenses	17,567
Total liabilities	319,730

CONTINGENCIES AND COMMITMENTS (Note 6)	—

NET ASSETS	$77,312,886

NET ASSETS CONSIST OF:
Paid-in capital	$51,249,922
Accumulated earnings	26,062,964
NET ASSETS	$77,312,886

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$77,312,886
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	4,700,212
Net asset value, offering and redemption price per share(a) (Note 2)	$16.45

(a)	Redemption fee may apply to redemptions of shares held for 7 days or less.

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$814,536
Foreign withholding taxes on dividends	(19,834)
Tax reclaims received	246
Total investment income	794,948

EXPENSES
Management fees (Note 4)	372,894
Administration fees (Note 4)	40,493
Fund accounting fees (Note 4)	24,527
Legal fees	13,103
Trustees’ fees and expenses (Note 4)	13,081
Registration and filing fees	11,771
Transfer agent fees (Note 4)	10,662
Audit and tax services fees	9,300
Tax reclaims collection expense	7,009
Compliance fees (Note 4)	6,000
Custodian and bank service fees	5,829
Shareholder reporting expenses	3,789
Postage and supplies	2,996
Pricing fees	2,305
Insurance expense	1,640
Other expenses	8,965
Total expenses	534,364
Fee reductions by the Adviser (Note 4)	(154,461)
Net expenses	379,903

NET INVESTMENT INCOME	415,045

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Investments	938,754
Foreign currency transactions (Note 2)	86,416
Net change in unrealized appreciation (depreciation) on:
Investments	1,130,400
Foreign currency translations (Note 2)	(34,012)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	2,121,558

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,536,603

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28,	Year Ended
	2025	August 31,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$415,045	$1,385,951
Net realized gains (losses) from:
Investments	938,754	2,462,465
Foreign currency transactions	86,416	(2,935)
Net change in unrealized appreciation (depreciation) on:
Investments	1,130,400	12,088,225
Foreign currency translations	(34,012)	21,316
Net increase in net assets from operations	2,536,603	15,955,022

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(2,092,549)	(1,409,877)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	3,327,964	8,323,226
Net asset value of shares issued in reinvestment of distributions to shareholders	1,214,087	839,254
Proceeds from redemption fees collected (Note 2)	—	132
Payments for shares redeemed	(4,097,343)	(10,088,101)
Net increase (decrease) in Institutional Shares net assets from capital share transactions	444,708	(925,489)

TOTAL INCREASE IN NET ASSETS	888,762	13,619,656

NET ASSETS
Beginning of period	76,424,124	62,804,468
End of period	$77,312,886	$76,424,124

CAPITAL SHARES ACTIVITY
Shares sold	207,004	586,525
Shares reinvested	77,647	57,375
Shares redeemed	(252,452)	(702,405)
Net increase (decrease) in shares outstanding	32,199	(58,505)
Shares outstanding, beginning of period	4,668,013	4,726,518
Shares outstanding, end of period	4,700,212	4,668,013

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2025		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$16.37		$13.29	$12.40	$15.06	$11.74	$11.62

Income (loss) from investment operations:
Net investment income	0.11		0.29	0.28	0.48	0.17	0.24
Net realized and unrealized gains (losses) on investments and foreign currencies	0.42		3.09	1.28	(1.88)	3.32	0.16 (a)
Total from investment operations	0.53		3.38	1.56	(1.40)	3.49	0.40

Less distributions from:
Net investment income	(0.10)		(0.30)	(0.28)	(0.49)	(0.17)	(0.20)
Net realized gains	(0.35)		—	(0.39)	(0.77)	—	(0.08)
Total distributions	(0.45)		(0.30)	(0.67)	(1.26)	(0.17)	(0.28)

Proceeds from redemption fees collected (Note 2)	—		0.00 (b)	0.00 (b)	0.00 (b)	—	0.00 (b)

Net asset value at end of period	$16.45		$16.37	$13.29	$12.40	$15.06	$11.74

Total return(c)	3.38	%(d)	25.71%	12.94%	(10.12)%	29.91%	3.46%

Net assets at end of period (000’s)	$77,313		$76,424	$62,804	$51,286	$52,031	$42,039

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.42	%(e)(f)	1.43%	1.48%	1.49%	1.48%	1.48%
Ratio of net expenses to average net assets(g)	1.01	%(e)(f)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets(g)	1.10	%(e)	2.04%	2.18%	3.43%	1.27%	1.94%
Portfolio turnover rate	18	%(d)	46%	60%	60%	53%	66%

(a)	Represents a balancing figure from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of net realized and unrealized losses on the Statement of Operations for the same period.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees (Note 4).

(d)	Annualized.

(e)	Not Annualized.

(f)	Includes 0.02%(d) of tax reclaims collection expense.

(g)	Ratio was determined after management fee reductions by the Adviser (Note 4).

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2025 (Unaudited)

1. Organization

Blue Current Global Dividend Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek current income and capital appreciation.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $100,000 initial investment requirement).

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is SCS Capital Management, LLC (“SCS” or the “Adviser”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities including common stocks at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds, if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by SCS, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$62,795,268	$12,310,157	$—	$75,105,425
Money Market Funds	2,218,012	—	—	2,218,012
Total	$65,013,280	$12,310,157	$—	$77,323,437

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 28, 2025.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share, except that shareholders of the Fund are subject to a redemption fee equal to 2.00% of the value of Fund shares redeemed within 7 days of purchase, excluding involuntary redemptions of accounts that fall below the minimum investment amount or the redemption of Fund shares representing reinvested dividends, capital gain distributions, or capital appreciation. During the periods ended February 28, 2025 and August 31, 2024, proceeds from redemption fees, recorded in capital, totaled $0 and $132, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. The Fund may also invest in master limited partnerships (“MLPs”) whose distributions generally are comprised of ordinary income, capital gains and return of capital from the MLP. For financial statement purposes, the Fund records all income received as ordinary income. This amount may be subsequently revised based on information received from the MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Withholding taxes on foreign dividends have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended February 28, 2025 and August 31, 2024 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
February 28, 2025	$459,921	$1,632,628	$2,092,549
August 31, 2024	$1,409,877	$—	$1,409,877

On March 31, 2025, the Fund paid an ordinary income dividend of $0.0234 per share to shareholders of record on March 28, 2025.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years. The following information is computed on a tax basis for each item as of August 31, 2024:

Tax cost of portfolio investments	$53,606,780
Gross unrealized appreciation	$23,906,104
Gross unrealized depreciation	(94,449)
Net unrealized appreciation on investments	23,811,655
Net unrealized appreciation on foreign currency translation	29,349
Undistributed ordinary income	145,411
Undistributed long-term capital gains	1,632,495
Distributable earnings	$25,618,910

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The federal tax cost, unrealized appreciation (depreciation) as of February 28, 2025 was as follows:

Tax cost of portfolio investments	$52,381,381
Gross unrealized appreciation	$25,349,849
Gross unrealized depreciation	(407,793)
Net unrealized appreciation on investments	$24,942,056
Net unrealized depreciation on foreign currency translation	$(4,663)

The difference between the federal income tax cost of investments and the financial cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended February 28, 2025, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended February 28, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $13,147,903 and $13,471,856, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

On January 15, 2025, Focus Financial Partners, Inc. (“Focus”), the parent company of Edge Capital Group, LLC, the Fund’s prior investment adviser (“Edge Capital” or the “Prior Adviser”), announced an internal asset transfer that resulted in the transfer of Edge Capital’s assets and liabilities to another wholly owned subsidiary of Focus, SCS (the “Transaction”), on February 1, 2025 (the “Closing Date”).

The Transaction was deemed to be a change in control, and therefore an “assignment” under the 1940 Act, of the Fund’s previous investment advisory agreement with the Prior Adviser (the “Prior Advisory Agreement”) and resulted in its automatic termination. An

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

interim investment advisory agreement (the “Interim Advisory Agreement”) and a new investment advisory agreement (the “New Advisory Agreement”), each with the Adviser and each with substantially the same terms as the previous agreement, except for the start and end date of the agreements and, in the case of the Interim Advisory Agreement, various terms related to compliance with Rule 15a-4 under the 1940 Act, were approved by the Trust’s Board of Trustees at meetings held on January 28, January 31 and March 3, 2025, and the New Advisory Agreement was submitted to the Fund’s shareholders for approval at a Special Meeting of Shareholders to be held on May 15, 2025.

Prior Advisory Agreement

Prior to the Closing Date, the Fund was managed by the Prior Adviser pursuant to the terms of the Prior Advisory Agreement. Under the Prior Advisory Agreement, the Fund paid the Prior Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Prior Adviser (the “Previous ELA”), the Prior Adviser had agreed, until January 1, 2026, to reduce its investment advisory fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets.

Interim Advisory Agreement

Effective as of the Closing Date, the Fund is managed by the Adviser pursuant to the terms of the Interim Advisory Agreement. Under the Interim Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets.

Pursuant to an Interim Expense Limitation Agreement between the Fund and the Adviser (the “Interim ELA”), the Adviser has agreed, until January 1, 2026, to reduce its investment advisory fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets of the Institutional Class shares.

Accordingly, under each of the Previous ELA and the Interim ELA, the Prior Adviser and the Adviser, respectively, reduced their investment advisory fees in the aggregate amount of $154,461 during the six months ended February 28, 2025.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Under the terms of the Interim ELA, investment advisory fee reductions and expense reimbursements by the Prior Adviser and the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2025, the Adviser may seek recoupment of investment advisory fee reductions in the amount of $863,064 no later than the dates stated below:

August 31, 2025	$130,025
August 31, 2026	277,576
August 31, 2027	301,002
February 29, 2028	154,461
Total	$863,064

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursements for travel and other meeting-related expenses.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

PRINCIPAL HOLDER OF FUND SHARES

As of February 28, 2025, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Pershing, LLC (for the benefit of multiple shareholders)	67%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. The shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Foreign Investment Risk

Compared with investing in the U.S., investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals, or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage by market analysts than U.S. companies and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend distributed to shareholders on March 31, 2025, as discussed in Note 2.

BLUE CURRENT GLOBAL DIVIDEND FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved an Interim Investment Advisory Agreement (the “Interim Advisory Agreement”) for a period not to exceed 150 days from the date of termination of the existing Investment Advisory Agreement (the “Prior Advisory Agreement”), and a new Investment Advisory Agreement (the “New Advisory Agreement” and together with the Interim Advisory Agreement, the “Advisory Agreements”)), with SCS Capital Management LLC (the “New Adviser” or “SCS”) on behalf of the Blue Current Global Dividend Fund (the “Fund”). The Board approved the Advisory Agreements at meetings held on January 28, January 31 and March 3, 2025 (collectively, the “Meetings”), at which all of the Trustees were present.

On January 15, 2025, Focus Financial Partners, Inc. (“Focus”), the parent company of Edge Capital Group, LLC (“Edge Capital”), the Fund’s prior investment adviser, announced an internal asset transfer that resulted in the transfer of Edge Capital’s assets and liabilities to another wholly owned subsidiary of Focus, SCS (the “Transaction”), on February 1, 2025 (the “Closing Date”). As part of the Transaction, the Prior Advisory Agreement terminated as of the Closing Date. Pending shareholder approval of the New Advisory Agreement, SCS currently acts as the Fund’s investment adviser pursuant to the Interim Advisory Agreement pursuant to Rule 15a-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), which was approved by the Board at a meeting held on January 31, 2025 and took effect as of the Closing Date. At a meeting held on March 3, 2025, the Board voted to approve, and to recommend that shareholders approve, the New Advisory Agreement. The New Advisory Agreement will become effective upon approval by the Fund’s shareholders.

At the Meetings, the Board of the Fund met and considered the Transaction. The Board was advised that the Transaction constituted a change of control under the 1940 Act that resulted in the termination of the Prior Advisory Agreement. At these Meetings, which included meetings of the full Board and separate meetings of the Independent Trustees, the Board or the Independent Trustees, as the case may be, considered, among other things, whether it would be in the best interests of the Fund and its shareholders to

BLUE CURRENT GLOBAL DIVIDEND FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

approve the New Advisory Agreement. To assist the Board in its consideration of the New Advisory Agreement, and the anticipated impacts of the Transaction on the Fund and its shareholders, prior to the Meetings, SCS and Edge Capital provided information to the Board, including responses to letters sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the Transaction and the New Advisory Agreement. Before or during the Meetings, the Board sought additional information as they deemed necessary and appropriate. Additionally, representatives from SCS and Edge Capital made presentations to, and responded to questions from, the Board at the Meetings.

The Board’s evaluation of the New Advisory Agreement reflected the information provided specifically in connection with its review of the New Advisory Agreement, as well as, where relevant, information that was previously furnished to the Board in connection with its approval of the Prior Advisory Agreement at meetings held on May 31 and April 21, 2023 and at other Board meetings throughout the prior year. Among other things, the Trustees considered: (1) representations by SCS regarding the reputation, experience, financial strength and resources of SCS; (2) that SCS and Edge Capital informed the Board that the Transaction is not expected to have a material adverse impact on the nature, scope and overall quality of services provided to the Fund and its shareholders, including investment management, risk management, administrative, compliance, legal and other services; (3) that SCS informed the Board that the current portfolio managers of the Fund are expected to continue to act as portfolio managers of the Fund as SCS employees under the New Advisory Agreement, managing the Fund using the same investment approach under which the Fund is currently managed, and the Board considered the historical performance of the Fund under such investment approach; (4) that the Fund’s contractual advisory fee rate will remain the same and will not increase under the New Advisory Agreement; (5) that the terms and conditions of the New Advisory Agreement are substantially similar to the terms and conditions, and an identical fee structure as the Prior Advisory Agreement; (6) that SCS does not expect to propose any changes to the investment objective of the Fund or any changes to the Fund’s principal investment strategies as a result of the Transaction and (7) that the Fund will not bear the cost of preparing, printing, assembling mailing and distributing the proxy statement and related proxy materials, and all other costs incurred in connection with the solicitation of proxies.

In approving the entering into of the New Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the New Advisory Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services to be provided by SCS; (2) the investment performance of the Fund; (3) the costs of the services to be provided and profits to be realized by SCS from SCS’s relationship with the Fund; (4) the financial condition of SCS; (5) the fall out benefits to be derived by SCS and its affiliates from their relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit

BLUE CURRENT GLOBAL DIVIDEND FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of SCS’s services also took into consideration their knowledge gained through presentations and reports from the Fund’s portfolio managers who were previously with Edge Capital and became employees of SCS after or on the Closing Date of the Transaction. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of SCS, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by SCS, the Board took into account its familiarity with Edge Capital’s senior management, including the portfolio managers of the Fund and the Chief Compliance Officer of Edge Capital, who were expected to become employees of SCS following the closing of the Transaction, through Board meetings, discussions and reports during the preceding year. The Board also took into account SCS’s compliance policies and procedures based on discussion with SCS, Edge Capital’s Chief Compliance Officer and the Trust’s Chief Compliance Officer. The quality of administrative and other services, including SCS’s role in coordinating the activities of the Fund’s other service providers, was also considered. They also considered SCS’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by SCS including, without limitation, SCS’s provision of a continuous investment program for the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by SCS under the New Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to SCS’s other client accounts. In reviewing the comparison of fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered SCS’s commitment to limit the Fund’s expenses under the new expense limitation agreement with SCS until at least January 1, 2026. The Board noted that the 0.99% advisory fee for the Fund was higher than the median for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 0.99% was higher than the median for the other funds in the Fund’s custom peer group. The Board took into consideration SCS’s assertion that the Fund’s lower asset levels as compared to its peer funds differentiated the Fund’s fee from those of its peers.

BLUE CURRENT GLOBAL DIVIDEND FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended September 30, 2024 and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had outperformed the peer group, ranking in the first quartile for the one- and three-year periods and the second quartile for the five-year period.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that SCS intended to limit fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the New Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered SCS’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of SCS and its affiliates and the direct and indirect benefits to be derived by SCS and its affiliates from the Fund. The information considered by the Board included operating profit margin information for the Fund as well as SCS’s business as a whole. The Board considered SCS’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the anticipated profitability of SCS’s relationship with the Fund both before and after-tax expenses. With respect to the Fund, the Board recognized that SCS should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk it assumes as investment adviser. Based upon its review, the Board concluded that SCS’s level of anticipated profitability, if any, from its relationship with the Fund was reasonable and not excessive. The Board also considered whether SCS has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board discussed the direct and indirect benefits derived by SCS from its relationship with the Fund. The Board also noted that SCS derives benefits to its reputation and other benefits from its relationship with the Fund.

BLUE CURRENT GLOBAL DIVIDEND FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

Conclusions

In considering the approval of the New Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) SCS demonstrated that it possesses the capability and resources to perform the duties required of it under the New Advisory Agreement; (b) SCS maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from SCS and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that the approval of the New Advisory Agreement was in the best interests of the Fund and its shareholders.

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Semi-Annual Financial Statements and Additional Information

February 28, 2025

(Unaudited)

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

COMMON STOCKS — 71.9%	Shares	Value
Accommodation and Food Services — 4.8%
Restaurants and Other Eating Places — 4.8%
Domino’s Pizza, Inc.	109,293	$53,521,875

Administrative and Support and Waste Management and Remediation Services — 3.7%
Credit Bureaus — 3.7%
Moody’s Corporation	81,378	41,009,629

Construction — 2.4%
Residential Building Construction — 2.4%
NVR, Inc.(a)	3,730	27,026,013

Educational Services — 2.2%
Colleges, Universities, and Professional Schools — 2.2%
Strategic Education, Inc.	300,900	24,231,477

Finance and Insurance — 17.8%
Direct Insurance (except Life, Health, and Medical) Carriers — 7.5%
Arch Capital Group Ltd.	459,203	42,664,551
Progressive Corporation (The)	144,268	40,683,576
		83,348,127
Financial Transactions Processing, Reserve, and Clearinghouse Activities — 10.3%
Mastercard, Inc. - Class A	99,846	57,542,248
Visa, Inc. - Class A	155,118	56,262,850
		113,805,098
Information — 2.6%
Motion Picture and Video Production — 2.6%
Walt Disney Company (The)	249,300	28,370,340

Manufacturing — 5.9%
Engine, Turbine, and Power Transmission Equipment — 5.9%
Cummins, Inc.	178,494	65,717,921

1

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 71.9% (Continued)	Shares	Value
Retail Trade — 26.9%
Automotive Parts and Accessories Retailers — 16.5%
AutoZone, Inc.(a)	30,313	$105,883,612
O’Reilly Automotive, Inc.(a)	56,713	77,903,246
		183,786,858
Clothing and Clothing Accessories Retailers — 10.4%
Ross Stores, Inc.	649,145	91,088,026
TJX Companies, Inc. (The)	193,471	24,137,442
		115,225,468
Transportation and Warehousing — 3.1%
Freight Transportation Arrangement — 3.1%
Expeditors International of Washington, Inc.	298,017	34,975,275

Wholesale Trade — 2.5%
Industrial Supplies Merchant Wholesalers — 2.5%
Fastenal Company	366,119	27,726,192

Total Common Stocks (Cost $518,817,179)		$798,744,273

MONEY MARKET FUNDS — 27.7%	Shares	Value
Goldman Sachs Financial Square Funds – Treasury Instruments Fund - Institutional Shares, 4.22%(b)	140,378,996	$140,378,996
Vanguard Treasury Money Market Fund - Investor Shares, 4.27%(b)	167,667,634	167,667,634
Total Money Market Funds (Cost $308,046,630)		$308,046,630

Investments at Value — 99.6% (Cost $826,863,809)		$1,106,790,903

Other Assets in Excess of Liabilities — 0.4%		3,777,483

Net Assets — 100.0%		$1,110,568,386

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

2

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2025 (Unaudited)

ASSETS
Investments in securities:
At cost	$826,863,809
At value (Note 2)	$1,106,790,903
Receivable for capital shares sold	1,338,046
Receivable for investment securities sold	2,490,425
Dividends receivable	1,534,733
Other assets	40,774
Total assets	1,112,194,881

LIABILITIES
Payable for capital shares redeemed	409,945
Payable for investment securities purchased	413,102
Payable to Adviser (Note 4)	683,384
Payable to administrator (Note 4)	74,690
Other accrued expenses	45,374
Total liabilities	1,626,495

CONTINGENCIES AND COMMITMENTS (Note 5)	—

NET ASSETS	1,110,568,386

NET ASSETS CONSIST OF:
Paid-in capital	$818,878,316
Accumulated earnings	291,690,070
NET ASSETS	$1,110,568,386

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	33,653,906

Net asset value, offering price and redemption price per share (Note 2)	$33.00

See accompanying notes to financial statements.

3

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME
Dividend income	$12,088,680

EXPENSES
Management fees (Note 4)	4,795,935
Administration fees (Note 4)	299,491
Registration and filing fees	61,375
Fund accounting fees (Note 4)	55,925
Compliance fees (Note 4)	49,342
Transfer agent fees (Note 4)	48,980
Custody and bank service fees	45,831
Postage and supplies	22,135
Legal fees	13,103
Trustees’ fees and expenses (Note 4)	10,681
Audit and tax services fees	8,850
Shareholder reporting expenses	4,284
Insurance expense	4,012
Other expenses	10,497
Total expenses	5,430,441
Less fee reductions by the Adviser (Note 4)	(432,571)
Net expenses	4,997,870

NET INVESTMENT INCOME	7,090,810

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	11,300,813
Net change in unrealized appreciation (depreciation) on investments	36,752,006
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	48,052,819

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,143,629

See accompanying notes to financial statements.

4

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
FROM OPERATIONS
Net investment income	$7,090,810	$5,528,042
Net realized gains from investment transactions	11,300,813	33,765,364
Net change in unrealized appreciation (depreciation) on investments	36,752,006	121,214,943
Net increase in net assets resulting from operations	55,143,629	160,508,349

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(44,994,880)	(2,918,097)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	177,259,927	377,045,578
Net asset value of shares issued in reinvestment of distributions to shareholders	43,563,448	2,835,203
Proceeds from redemption fees collected (Note 2)	149,329	195,521
Payments for shares redeemed	(76,513,957)	(114,746,208)
Net increase in net assets from capital share transactions	144,458,747	265,330,094

TOTAL INCREASE IN NET ASSETS	154,607,496	422,920,346

NET ASSETS
Beginning of period	955,960,890	533,040,544
End of period	$1,110,568,386	$955,960,890

CAPITAL SHARES ACTIVITY
Shares sold	5,407,719	12,767,207
Shares reinvested	1,342,066	101,802
Shares redeemed	(2,344,344)	(3,891,223)
Net increase in shares outstanding	4,405,441	8,977,786
Shares outstanding at beginning of period	29,248,465	20,270,679
Shares outstanding at end of period	33,653,906	29,248,465

See accompanying notes to financial statements.

5

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value at beginning of period	$32.68		$26.30	$21.73	$23.76	$20.10	$17.65

Income (loss) from investment operations:
Net investment income (loss)	0.22		0.19	0.13	(0.01)	(0.06)	(0.02)
Net realized and unrealized gains (losses) on investments	1.55		6.31	4.51	(0.46)	4.27	2.72
Total from investment operations	1.77		6.50	4.64	(0.47)	4.21	2.70

Less distributions from:
Net investment income	(0.32)		(0.13)	(0.03)	—	—	(0.02)
Net realized gains	(1.13)		—	(0.05)	(1.56)	(0.56)	(0.24)
Total distributions	(1.45)		(0.13)	(0.08)	(1.56)	(0.56)	(0.26)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.01	0.01	0.00 (a)	0.01	0.01

Net asset value at end of period	$33.00		$32.68	$26.30	$21.73	$23.76	$20.10

Total return(b)	5.50	%(c)	24.84%	21.46%	(2.21)%	21.44%	15.47%

Net assets at end of period (000’s)	$1,110,568		$955,961	$533,041	$311,576	$286,116	$202,381

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.07	%(d)	1.09%	1.11%	1.14%	1.15%	1.23%
Ratio of net expenses to average net assets(e)	0.99	%(d)	0.99%	0.99%	0.99%	1.01%	1.10%
Ratio of net investment income (loss) to average net assets(e)	1.40	%(d)	0.75%	0.61%	(0.04)%	(0.31)%	(0.10)%
Portfolio turnover rate	4	%(c)	25%	0%	3%	24%	14%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholders would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

6

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS

February 28, 2025 (Unaudited)

1. Organization

Marshfield Concentrated Opportunity Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Marshfield Associates, Inc. (the “Adviser”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see

7

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

below). Fixed income securities, if any, are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Fund, if any, are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

8

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments by the inputs used to value the investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$798,744,273	$—	$—	$798,744,273
Money Market Funds	308,046,630	—	—	308,046,630
Total	$1,106,790,903	$—	$—	$1,106,790,903

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 28, 2025.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the periods ended February 28, 2025 and August 31,2024, proceeds from the redemption fees, recorded in capital, totaled $149,329 and $195,521, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

9

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Dividends and distributions are recorded on the ex-dividend date. The tax character of the Fund’s distributions paid to shareholders during the periods ended February 28, 2025 and August 31, 2024 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
2/28/2025	$25,734,382	$19,260,498	$44,994,880
8/31/2024	$2,918,097	$—	$2,918,097

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2024:

Tax cost of investments	$712,930,725
Gross unrealized appreciation	$246,348,362
Gross unrealized depreciation	(3,180,586)
Net unrealized appreciation	243,167,776
Undistributed ordinary income	19,870,746
Undistributed long-term capital gains	18,502,799
Distributable earnings	$281,541,321

10

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost, unrealized appreciation (depreciation) as of February 28, 2025 is as follows:

Tax cost of investments	$826,871,121
Gross unrealized appreciation	$284,767,962
Gross unrealized depreciation	(4,848,180)
Net unrealized appreciation	$279,919,782

The values of the federal income tax cost of investments and the financial statement cost of investments may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended February 28, 2025, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended February 28, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $71,354,299 and $32,318,789, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until January 1, 2026, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and

11

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business), to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, during the six months ended February 28, 2025, the Adviser reduced its management fees by $432,571.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2025, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $1,898,510 no later than the dates as stated below:

August 31, 2025	$225,293
August 31, 2026	512,269
August 31, 2027	728,377
February 29, 2028	432,571
Total	$1,898,510

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

12

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of February 28, 2025, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
RBC Capital Markets, LLC (for the benefit of its customers)	51%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Non-Diversification Risk

The Fund is a “non-diversified fund,” which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. Non-diversification increases the risk that the Fund’s share price could decrease to a larger extent than a Fund that is diversified because of the poor performance of a single investment.

7. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation

13

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of February 28, 2025, the Fund had 26.9% of the value of its net assets invested in stocks in the Retail Trade sector.

8. Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Fund may at times invest a significant portion of its assets in shares of money market funds. As of February 28, 2025, the Fund had 27.7% of the value of its net assets invested in shares of money market funds registered under the 1940 Act. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Fund, as an investor in money market funds, indirectly bears the fees and expenses of those funds, which are in addition to the fees and expenses of the Fund.

9. Subsequent Event

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events

14

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Marshfield Concentrated Opportunity Fund’s (the “Fund”) Investment Advisory Agreement with Marshfield Associates, Inc. (the “Adviser” or “Marshfield”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on October 21, 23 and 24-25, 2024, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund; (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund; (4) the financial condition of the Adviser; (5) the fall out benefits derived by the Adviser and its affiliates from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Marshfield, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Marshfield, the Board took into account its familiarity with Marshfield’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Marshfield’s compliance policies and procedures based on discussion with Marshfield and the Trust’s Chief Compliance Officer. The quality of administrative and other services, including Marshfield’s role in coordinating the activities of the Fund’s other service providers,

15

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

ADDITIONAL INFORMATION (Continued)

was also considered. They also noted that Marshfield had no affiliated entities. The Board discussed the nature and extent of the services provided by Marshfield including, without limitation, Marshfield’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Marshfield’s portfolio management which were responsible for the day-to-day management of the Fund. The Board also considered Marshfield’s succession planning for the portfolio managers of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Marshfield under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to Marshfield’s other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Marshfield’s commitment to limit the Fund’s expenses under the Marshfield expense limitation agreement until at least January 1, 2026. The Board noted that the 0.95% advisory fee for the Fund was higher than the median for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 0.99% was at the median expense ratio for the other funds in the Fund’s custom peer group. The Board took into consideration Marshfield’s assertion that the Fund had fewer portfolio holdings than all but one of its Peer Funds and the weighted average market capitalization of the Fund’s portfolio holdings was lower than the holdings in each of the Peer Funds, which differentiated the Fund’s fee from those of its peers.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended July 31, 2024 and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had outperformed the peer group median for the one-, three- and five-year periods, ranking in the second quartile and first quartiles, respectively. The Board also considered Marshfield’s response in the 15(c) request for information and at the Meeting that the Fund should be distinguished from the Broadridge peer group funds because of its investment approach.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Marshfield limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses

16

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

ADDITIONAL INFORMATION (Continued)

to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Marshfield’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Marshfield and the direct and indirect benefits derived by Marshfield from the Fund. The information considered by the Board included operating profit margin information for the Fund as well as Marshfield’s business as a whole. The Board considered Marshfield’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Marshfield’s relationship with the Fund both before and after-tax expenses. The Board recognized that Marshfield should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk it assumes as investment adviser. Based upon its review, the Board concluded that Marshfield’s level of profitability, if any, from its relationship with the Fund was reasonable and not excessive. The Board also considered whether Marshfield has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board discussed the direct and indirect benefits derived by Marshfield from its relationship with the Fund. The Board also noted that Marshfield derives benefits to its reputation and other benefits from its relationship with the Fund.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Marshfield demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Marshfield maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Marshfield and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

17

MEEHAN FOCUS FUND

SEMI-ANNUAL FINANCIAL STATEMENTS

AND ADDITIONAL INFORMATION

February 28, 2025

(Unaudited)

This report is for the information of the shareholders of Meehan Focus Fund. Its use in connection with any offering of the Fund’s shares is authorized only in a case of concurrent or prior delivery of the Fund’s current prospectus. Investors should refer to the Fund’s prospectus for a description of risk factors associated with investments in the Fund.

Meehan Focus Fund	Distributor:
A Series of Ultimus Managers Trust	Ultimus Fund Distributors, LLC
7250 Woodmont Avenue, Suite 315	225 Pictoria Drive, Suite 450
Bethesda, MD 20814	Cincinnati, OH 45246
(866) 884-5968	(800) 933-8413

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

COMMON STOCKS — 95.8%	Shares	Value
Communications — 6.7%
Internet Media & Services — 6.7%
Alphabet, Inc. - Class A	25,640	$4,365,979
Alphabet, Inc. - Class C	34,830	5,998,423
		10,364,402
Consumer Discretionary — 16.4%
E-Commerce Discretionary — 5.7%
Amazon.com, Inc.(a)	41,435	8,795,822

Home Construction — 1.3%
Lennar Corporation - Class A	16,000	1,914,080
Millrose Properties, Inc.(a)	8,000	182,880
		2,096,960
Retail - Discretionary — 9.4%
Lowe’s Companies, Inc.	39,600	9,846,144
Williams-Sonoma, Inc.	23,860	4,642,679
		14,488,823
Energy — 2.3%
Oil & Gas Producers — 2.3%
Shell plc - ADR	52,850	3,565,261

Financials — 14.7%
Asset Management — 6.5%
BlackRock, Inc.	2,925	2,860,007
Blackstone, Inc.	12,200	1,966,152
Charles Schwab Corporation (The)	65,000	5,169,450
		9,995,609
Insurance — 8.2%
Berkshire Hathaway, Inc. - Class B(a)	24,850	12,768,675

Health Care — 7.8%
Biotech & Pharma — 6.1%
Novartis AG - ADR	20,420	2,226,801
Vertex Pharmaceuticals, Inc.(a)	14,800	7,100,892
		9,327,693

1

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.8% (Continued)	Shares	Value
Health Care — 7.8% (Continued)
Medical Equipment & Devices — 1.7%
Thermo Fisher Scientific, Inc.	5,000	$2,644,800

Industrials — 11.1%
Electrical Equipment — 2.1%
Johnson Controls International plc	37,275	3,192,976

Industrial Support Services — 6.6%
United Rentals, Inc.	15,750	10,116,540

Machinery — 2.4%
Deere & Company	7,800	3,750,162

Real Estate — 2.0%
REITs — 2.0%
Simon Property Group, Inc.	16,500	3,070,485

Technology — 34.8%
Semiconductors — 15.8%
Applied Materials, Inc.	35,365	5,590,145
Broadcom, Inc.	60,090	11,983,749
NVIDIA Corporation	54,600	6,820,632
		24,394,526
Software — 7.7%
Microsoft Corporation	30,060	11,933,519

Technology Hardware — 8.7%
Apple, Inc.	55,645	13,457,187

Technology Services — 2.6%
Visa, Inc. - Class A	11,000	3,989,810

Total Common Stocks (Cost $41,607,133)		$147,953,250

2

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 4.2%	Shares	Value
Allspring Heritage Money Market Fund - Institutional Class, 4.23%(b) (Cost $6,472,723)	6,472,723	$6,472,723

Investments at Value — 100.0% (Cost $48,079,856)		$154,425,973

Other Assets in Excess of Liabilities — 0.0%(c)		61,349

Net Assets — 100.0%		$154,487,322

ADR - American Depositary Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of February 28, 2025.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

3

MEEHAN FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2025 (Unaudited)

ASSETS
Investments in securities:
At cost	$48,079,856
At value (Note 2)	$154,425,973
Receivable for capital shares sold	35,180
Dividends receivable	103,238
Tax reclaims receivable	15,272
Other assets	29,089
TOTAL ASSETS	154,608,752

LIABILITIES
Payable for capital shares redeemed	6,200
Payable to Adviser (Note 4)	86,083
Payable to administrator (Note 4)	18,872
Other accrued expenses	10,275
TOTAL LIABILITIES	121,430

CONTINGENCIES AND COMMITMENTS (NOTE 5)	—

NET ASSETS	$154,487,322

NET ASSETS CONSIST OF:
Paid-in capital	$47,967,399
Accumulated earnings	106,519,923
NET ASSETS	$154,487,322

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,582,567

Net asset value, offering price and redemption price per share(a) (Note 2)	$59.82

(a)	Redemption price may differ from the net asset value per share depending upon the length of time held.

See accompanying notes to financial statements.

4

MEEHAN FOCUS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME
Dividend income	$963,398

EXPENSES
Management fees (Note 4)	624,584
Administration fees (Note 4)	74,427
Fund accounting fees (Note 4)	25,943
Legal fees	17,032
Registration and filing fees	14,626
Transfer agent fees (Note 4)	10,879
Trustees’ fees and expenses (Note 4)	10,681
Audit and tax services fees	8,850
Compliance fees (Note 4)	8,798
Custody and bank service fees	7,034
Shareholder reporting expenses	3,980
Postage and supplies	3,683
Insurance expense	1,865
Other expenses	8,114
TOTAL EXPENSES	820,496
Less fee reductions by the Adviser (Note 4)	(39,766)
NET EXPENSES	780,730

NET INVESTMENT INCOME	182,668

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investments	716,862
Net realized gains from in-kind redemptions	6,593,901
Net change in unrealized appreciation (depreciation) on investments	(921,322)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,389,441

NET INCREASE IN NET ASSETS FROM OPERATIONS	$6,572,109

See accompanying notes to financial statements.

5

MEEHAN FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
FROM OPERATIONS
Net investment income	$182,668	$224,841
Net realized gains from investments	716,862	585,685
Net realized gains from in-kind redemptions (Note 2)	6,593,901	—
Net change in unrealized appreciation (depreciation) on investments	(921,322)	34,974,683
Net increase in net assets resulting from operations	6,572,109	35,785,209

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,435,407)	(464,317)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,562,416	3,595,424
Net asset value of shares issued in reinvestment of distributions to shareholders	1,418,264	452,405
Proceeds from redemption fees collected (Note 2)	494	—
Payments for shares redeemed	(9,946,631)	(1,888,744)
Net increase (decrease) in net assets from capital share transactions	(3,965,457)	2,159,085

TOTAL INCREASE IN NET ASSETS	1,171,245	37,479,977

NET ASSETS
Beginning of period	153,316,077	115,836,100
End of period	$154,487,322	$153,316,077

CAPITAL SHARE ACTIVITY
Shares sold	74,284	71,695
Shares reinvested	22,890	9,341
Shares redeemed	(159,099)	(37,001)
Net increase (decrease) in shares outstanding	(61,925)	44,035
Shares outstanding at beginning of period	2,644,492	2,600,457
Shares outstanding at end of period	2,582,567	2,644,492

See accompanying notes to financial statements.

6

MEEHAN FOCUS FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended Feb. 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Ten Months Ended August 31, 2020(a)		Year Ended Oct. 31, 2019
Net asset value at beginning of period	$57.98		$44.54	$37.05	$44.21	$32.80	$27.98		$24.99

Income (loss) from investment operations:
Net investment income(b)	0.07		0.08	0.18	0.01	0.03	0.14		0.21
Net realized and unrealized gains (losses) on investments	2.34		13.54	7.60	(5.56)	11.76	5.71		3.42
Total from investment operations	2.41		13.62	7.78	(5.55)	11.79	5.85		3.63

Less distributions from:
Net investment income	(0.06)		(0.18)	(0.05)	(0.01)	(0.12)	(0.20)		(0.15)
Net realized gains	(0.51)		—	(0.24)	(1.60)	(0.26)	(0.83)		(0.49)
Total distributions	(0.57)		(0.18)	(0.29)	(1.61)	(0.38)	(1.03)		(0.64)

Proceeds from redemption fees collected (Note 2)	0.00	(c)	—	—	—	—	—		—

Net asset value at end of period	$59.82		$57.98	$44.54	$37.05	$44.21	$32.80		$27.98

Total return(d)	4.12	%(e)	30.65%	21.18%	(13.23)%	36.25%	21.38	%(e)	15.16%

Net assets at end of period (000’s)	$154,487		$153,316	$115,836	$96,982	$106,288	$80,538		$67,566

Ratios/supplementary data:
Ratio of total expenses to average net assets(f)	1.05	%(g)	1.06%	1.09%	1.08%	1.09%	1.16	%(g)	1.17%
Ratio of net expenses to average net assets(f)(h)	1.00	%(g)	1.00%	1.00%	1.00%	1.00%	1.00	%(g)	1.00%
Ratio of net investment income to average net assets(b)(f)(h)	0.23	%(g)	0.18%	0.45%	0.03%	0.07%	0.58	%(g)	0.77%
Portfolio turnover rate	0	%(e)(i)	5%	6%	13%	4%	16	%(e)	20%

(a)	Fund changed fiscal year to August 31.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies, if any, in which the Fund invests.

(c)	Amount rounds to less than $0.01 per share.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Had the Adviser not reduced its fees, total returns would have been lower.

(e)	Not annualized.

(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investments companies, if any, in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after management fee reductions (Note 4).

(i)	Percentage rounds to less than 1%.

See accompanying notes to financial statements.

7

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2025 (Unaudited)

1. Organization

Meehan Focus Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was reorganized into the Trust on October 23, 2017. It was formerly a series of Meehan Mutual Funds, Inc. Other series of the Trust are not incorporated into this report.

The Fund’s investment objective is to seek long-term growth of capital.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Edgemoor Investment Advisors, Inc. (the “Adviser”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principals generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund’s portfolio securities are valued at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities, including common stocks and exchange-traded funds (“ETFs”), if any, listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing mean price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last mean price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last reported sale price, if available, otherwise at the most

8

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments by the inputs used to value the investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$147,953,250	$—	$—	$147,953,250
Money Market Funds	6,472,723	—	—	6,472,723
Total	$154,425,973	$—	$—	$154,425,973

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 28, 2025.

9

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies and 2) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 7 calendar days of the date of purchase. During the periods ended February 28, 2025 and August 31, 2024, proceeds from redemption fees, recorded in capital, totaled $494 and $0, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Distributions to shareholders are recorded on the ex-dividend date. The amount of distributions from net

10

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. The tax character of distributions paid during the periods ended February 28, 2025 and August 31, 2024 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
February 28, 2025	$175,506	$1,259,901	$1,435,407
August 31, 2024	$464,317	$—	$464,317

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes its net investment income and any net realized capital gains in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2025:

Tax cost of investments	$48,079,856
Gross unrealized appreciation	$106,346,117
Gross unrealized depreciation	—
Net unrealized appreciation	106,346,117
Accumulated ordinary income	163,530
Other gains	10,276
Accumulated earnings	$106,519,923

During the six months ended February 28, 2025, a shareholder took delivery of securities from the Fund, rather than cash, in exchange for the redemption of shares. The total fair value of these in-kind redemptions was $7,067,366 for 23,700 shares of the Fund. The Fund realized $6,593,901 of net capital gains resulting from the in-kind redemptions. The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss

11

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified this amount against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statements and income tax reporting requirements, has no effect on the Funds net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the six months ended February 28, 2025, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended February 28, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $172,000 and $7,817,942, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until March 1, 2026, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses, such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.00% of the Fund’s average daily net assets. Accordingly, during the six months ended February 28, 2025, the Adviser reduced its management fees in the amount of $39,766.

12

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2025, the Adviser may seek recoupment of management fee reductions totaling $251,661 no later than the dates listed below:

August 31, 2025	$43,110
August 31, 2026	90,098
August 31, 2027	78,687
February 29, 2028	39,766
Total	$251,661

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

13

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

6. Non-Diversification Risk

The Fund is a non-diversified Fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political, or regulatory occurrence.

7. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of February 28, 2025, the Fund had 34.8% of the value of its net assets invested in stocks within the Technology sector.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

14

MEEHAN FOCUS FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Meehan Focus Fund’s (the “Fund”) Investment Advisory Agreement with Edgemoor Investment Advisors, Inc. (the “Adviser” or “Edgemoor”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on October 21, 23 and 24-25, 2024, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund; (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund; (4) the financial condition of the Adviser; (5) the fall out benefits derived by the Adviser and its affiliates from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Edgemoor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Edgemoor, the Board took into account its familiarity with Edgemoor’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Edgemoor’s compliance policies and procedures based on discussion with Edgemoor and the Trust’s Chief Compliance Officer. The quality of administrative and other services, including Edgemoor’s role in coordinating the activities

15

MEEHAN FOCUS FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

of the Fund’s other service providers, was also considered. They also considered Edgemoor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by Edgemoor including, without limitation, Edgemoor’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Edgemoor’s portfolio management team who were responsible for the day-to-day management of the Fund. The Board also considered Edgemoor’s succession planning for the portfolio managers of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Edgemoor under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to Edgemoor’s other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Edgemoor’s commitment to limit the Fund’s expenses under the expense limitation agreement until at least March 1, 2026. The Board noted that the 0.80% advisory fee for the Fund was higher than the median for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 1.00% was higher than the median for the other funds in the Fund’s custom peer group. The Board took into consideration Edgemoor’s assertion that the Fund’s lower asset levels as compared to its peer funds differentiated the Fund’s fee from those of its peers.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended July 31, 2024 and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had outperformed the peer group median for the one-, three-, and five-year periods, ranking in the first quartile for all periods. The Board also considered Edgemoor’s response in the 15(c) request for information and at the Meeting that the Fund should be distinguished from the Broadridge peer group funds because of its low portfolio turnover rate and focused portfolio strategy.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Edgemoor limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets

16

MEEHAN FOCUS FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Edgemoor’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Edgemoor and its affiliates and the direct and indirect benefits derived by Edgemoor and its affiliates from the Fund. The information considered by the Board included operating profit margin information for the Fund as well as Edgemoor’s business as a whole. The Board considered Edgemoor’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Edgemoor’s relationship with the Fund both before and after-tax expenses. With respect to the Fund, the Board recognized that Edgemoor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk it assumes as investment adviser. Based upon its review, the Board concluded that Edgemoor’s level of profitability, if any, from its relationship with the Fund was reasonable and not excessive. The Board also considered whether Edgemoor has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board discussed the direct and indirect benefits derived by Edgemoor from its relationship with the Fund. The Board also noted that Edgemoor derives benefits to its reputation and other benefits from its relationship with the Fund.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Edgemoor demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Edgemoor maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Edgemoor and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

17

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

filed under Item 7 as applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Code of Ethics is filed herewith

(a)(2)	Not applicable

(a)(3)	A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*	/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	May 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	May 6, 2025

By (Signature and Title)*	/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	May 6, 2025

*	Print the name and title of each signing officer under his or her signature.